Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2017
	Real estate
	Hotels at revaluation model	At cost model
	Operating	Land and buildings	Other fixed assets	Total

	NIS in thousands

Cost:
Balance as of January, 1	711,906	15,236	31,516	758,658
Adjustment of Depreciation and amortization balance as of December 31, 2017	(28,880)	-	-	(28,880)
Additions during the year	3,156	-	-	3,156
Revaluation of hotels during the year	11,637	-	-	11,637
Disposals during the year (*)	(696,072)	(15,288)	(3,685)	(715,045)
Foreign currency translation adjustments	(1,748)	72	463	(1,213)

Balance as of December, 31	-	20	28,294	28,314

Accumulated depreciation:
Balance as of January 1,	-	7,482	25,051	32,533
Adjustment of Depreciation and amortization balance as of December 31, 2017	(28,880)	-	-	(28,880)
Additions during the year	28,880	52	71	29,003
Disposals during the year	-	(7,514)	(2,528)	(10,042)
Foreign currency translation adjustments	-	-	380	380

Balance as of December, 31	-	20	22,974	22,994

Provision for impairment:
Balance as of January, 1	-	-	4,490	4,490

Balance as of December, 31	-	-	4,490	4,490

Net book value	-	-	830	830

(*) See also Note 19.

	December 31, 2016
	Real estate
	Hotels at revaluation model (*)		At cost model
	Operating	plot designated for hotel	Land and buildings	Other fixed assets	Total
	NIS in thousands

Cost:
Balance as of January, 1	678,516	18,700	16,049	38,078	751,343
Adjustment of Depreciation and amortization balance as of December 31, 2016	(37,017)	-	-	-	(37,017)
Additions during the year	2,473	-		68	2,541
Revaluation of hotels during the year	106,842	-	-	-	106,842
Disposals during the year	-	(18,700)	-	(5,712)	(24,412)
Foreign currency translation adjustments	(38,908)	-	(813)	(918)	(40,639)

Balance as of December, 31	711,906	-	15,236	31,516	758,658

Accumulated depreciation:
Balance as of January 1,	-	-	7,858	31,129	38,987
Adjustment of Depreciation and amortization balance as of December 31, 2016	(37,032)	-	-	-	(37,032)
Additions during the year	37,032	-		307	37,339
Disposals during the year	-	-		(5,513)	(5,513)
Foreign currency translation adjustments	-	-	(376)	(872)	(1,247)

Balance as of December, 31	-	-	7,482	25,051	32,533

Provision for impairment:
Balance as of January, 1	-	3,700	-	4,490	8,190

Balance as of December, 31	-	-	-	4,490	4,490

Net book value	711,906	-	7,754	1,975	721,635

(*)	Had the Group continued to present the hotel based on the cost model, their net book value as of December 31, 2016, would have been NIS 284 million.

Schedule of real estate assets included in property plant and equipment
	Year ended December 31,
	2017	2016
	NIS in thousands

Freehold rights	-	711,906
Leasehold rights	-	-

Net book value	-	711,906